Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
Research and development	$ (37,237)	$ (37,632)	$ (105,323)	$ (109,806)
General and administrative	(10,611)	(8,231)	(31,017)	(24,487)
Loss on disposal of property and equipment	0	0	(3,791)	0
Impairment of operating lease right-of-use assets and related property and equipment	(382)	0	(382)	0
Total operating expenses, net	(47,824)	(43,494)	(138,815)	(131,758)
Other income (expense):
Other expenses, net	(1,597)	(3,740)	(333)	(4,214)
Interest income	3,646	165	10,495	282
Interest expense	(5,014)	(1,850)	(14,939)	(5,448)
Total other expense, net	(2,965)	(5,425)	(4,777)	(9,380)
Net loss before income tax	(50,789)	(48,919)	(143,592)	(141,138)
Income tax benefit	4,940	6,152	12,380	19,250
Net loss attributable to ordinary shareholders	(45,849)	(42,767)	(131,212)	(121,888)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(5,837)	(14,054)	5,104	(38,994)
Total comprehensive loss	$ (51,686)	$ (56,821)	$ (126,108)	$ (160,882)
Basic net loss per ordinary share (in usd per share)	$ (0.26)	$ (0.47)	$ (0.75)	$ (1.34)
Diluted net loss per ordinary share (in usd per share)	$ (0.26)	$ (0.47)	$ (0.75)	$ (1.34)
Weighted-average basic ordinary shares (in shares)	173,984,101	91,240,801	173,890,666	91,028,562
Weighted-average diluted ordinary shares (in shares)	173,984,101	91,240,801	173,890,666	91,028,562
Grant income
Revenues	$ 0	$ 0	$ 0	$ 166
License revenue
Revenues	$ 406	$ 2,369	$ 1,698	$ 2,369